SHARE CAPITAL (Schedule of Share Capital) (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,000	96,162,000
Issued for cash	47,492,000	0
Issued as consideration for Exchangeable Notes purchase	21,332,000	0
In issue at December 31	164,986,000	96,162,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	24,041,000
Issued for cash	11,873,000	0
Issued as consideration for Exchangeable Notes purchase	5,333,000	0
In issue at December 31	41,247,000	24,041,000
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	12,556,000	12,556,000
Purchased during the year	0	0
Balance at December 31	12,556,000	12,556,000
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	3,139,000	3,139,000
Purchased during the year	0	0
Balance at December 31	3,139,000	3,139,000